Information by Segment - Entity-wide disclosures (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	€ 561,752	€ 489,302	€ 421,788
Non-current assets excluding deferred tax assets and financial instruments	1,833,783	1,448,420	1,190,256
France [member]
Disclosure of geographical areas [line items]
Revenues	100,391	86,180	68,816
Non-current assets excluding deferred tax assets and financial instruments	349,312	261,558	223,917
Germany [member]
Disclosure of geographical areas [line items]
Revenues	138,016	106,069	84,449
Non-current assets excluding deferred tax assets and financial instruments	442,681	374,893	281,935
Netherlands [member]
Disclosure of geographical areas [line items]
Revenues	84,019	80,411	70,678
Non-current assets excluding deferred tax assets and financial instruments	475,757	373,390	286,604
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	47,882	45,977	45,831
Non-current assets excluding deferred tax assets and financial instruments	103,893	87,955	81,156
Other countries [member]
Disclosure of geographical areas [line items]
Revenues	191,444	170,665	152,014
Non-current assets excluding deferred tax assets and financial instruments	€ 462,168	€ 350,624	€ 316,644